Interest-bearing liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	€ 6,640	€ 5,357
Cash flows	(1,203)	1,032
Acquisitions through business combinations		40
Changes in foreign exchange rates	56	(54)
Changes in fair value	(63)
Net additions	296	147
Other	(11)	118
Liabilities arising from financing activities, ending balance	5,715	6,640
Long-term interest bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	5,015	3,985
Cash flows	(923)	1,401
Acquisitions through business combinations		10
Changes in foreign exchange rates	122	(133)
Changes in fair value	(53)	102
Reclassification between long-term and short-term	380	(350)
Other	(4)
Liabilities arising from financing activities, ending balance	4,537	5,015
Short-term interest-bearing liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	561	292
Cash flows	(67)	(83)
Acquisitions through business combinations		30
Changes in foreign exchange rates	2	(7)
Reclassification between long-term and short-term	(380)	350
Other		(21)
Liabilities arising from financing activities, ending balance	116	561
Derivatives held to hedge long-term borrowings
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	154	50
Cash flows	13	(52)
Changes in foreign exchange rates	(104)	123
Changes in fair value	(10)	(102)
Other		135
Liabilities arising from financing activities, ending balance	53	154
Cash inflow		135
Lease liabilities
Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities, beginning balance	910	1,030
Cash flows	(226)	(234)
Changes in foreign exchange rates	36	(37)
Net additions	296	147
Other	(7)	4
Liabilities arising from financing activities, ending balance	€ 1,009	€ 910